Related Party Balances and Transactions - Schedule of Related Party Balances Included in Accounts Payable (Details) - Related Party [Member]	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Related Party Transaction [Line Items]
Total	$ 16,568	$ 2,133	$ 1,691,312
Lingxpert [Member]
Related Party Transaction [Line Items]
Total	$ 16,568	$ 2,133	$ 1,691,312